Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Registrant Name	dei_EntityRegistrantName	VANGUARD SCOTTSDALE FUNDS
CIK	dei_EntityCentralIndexKey	0001021882
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2024
Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A